Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 128	$ 26
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	39	55
Amortization of actuarial gains and losses in net period pension cost	1	0
Change in fair value of derivatives	(1)	(2)
Reclassification adjustments for losses (gains) included in net income	0	0
Total other comprehensive income (loss), net of taxes	39	53
Comprehensive income	167	79
Comprehensive loss attributable to noncontrolling interests
Comprehensive income attributable to Starwood	$ 167	$ 79